Statements of Changes in Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	$ 259,046
Foreign currency translation adjustments	11,914	$ (21,134)	$ (13,695)
Sale of a subsidiary	4,617
Net income (loss)	(9,332)	10,132	$ (12,805)
Ending balance	$ 264,675	$ 259,046
Ordinary shares
Beginning balance (in shares)	794,003,193	794,003,193	794,003,193
Ending Balance (in shares)	794,003,193	794,003,193	794,003,193
Accumulated other comprehensive income
Foreign currency translation adjustments	$ 10,344	$ (19,419)	$ (12,490)
Sale of a subsidiary	4,617
Parent Company
Beginning balance	259,046	268,333	293,628
Foreign currency translation adjustments	10,344	(19,419)	(12,490)
Sale of a subsidiary	4,617
Net income (loss)	(9,332)	10,132	(12,805)
Ending balance	$ 264,675	$ 259,046	$ 268,333
Parent Company | Ordinary shares
Beginning balance (in shares)	794,003,193	794,003,193	794,003,193
Ending Balance (in shares)	794,003,193	794,003,193	794,003,193
Beginning balance	$ 16	$ 16	$ 16
Ending balance	16	16	16
Parent Company | Additional paid-in capital
Beginning balance	144,836	144,836	144,836
Ending balance	144,836	144,836	144,836
Parent Company | Accumulated other comprehensive income
Beginning balance	16,159	35,578	48,068
Foreign currency translation adjustments	10,344	(19,419)	(12,490)
Sale of a subsidiary	4,617
Ending balance	31,120	16,159	35,578
Parent Company | Retained Earnings
Beginning balance	98,035	87,903	100,708
Net income (loss)	(9,332)	10,132	(12,805)
Ending balance	$ 88,703	$ 98,035	$ 87,903